Retirement Plans (Weighted-Average Assumptions Used To Determine Benefit Obligations) (Details)	11 Months Ended	12 Months Ended
	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Retirement Plans [Abstract]
Projected benefit obligation, Discount rate	2.90%	3.90%	4.10%
Projected benefit obligation, Rate of compensation increase	2.50%	2.90%	3.80%
Net periodic benefit cost, Discount rate	3.70%	4.00%	4.20%
Net periodic benefit cost, Expected rate of return on plan assets	5.50%	5.50%	5.60%
Net periodic benefit cost, Rate of compensation increase	2.50%	3.10%	3.70%